Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net operating losses from continuing operations	$ (78,945,000)		$ (2,326,000)	$ (523,000)
Losses on prepayment	36,400,000
Property and equipment	90,926,000		24,278,000
Impairment loss on long lived assets	$ 12,415,923
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Term of statute of limitations	10 years	10 years
Uncertain tax positions
Number of reportable segment	1	1